THE FLEX-FUNDS

                               ANNUAL REPORT 1997

                                     [LOGO]



                               December 31, 1997
                  Investment Adviser - R. Meeder & Associates

                             MUTUAL FUND PORTFOLIO
                Portfolio of Investments as of December 31, 1997


   INDUSTRIES/CLASSIFICATIONS                  SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

   COMMON STOCKS - 9.0%
      AEROSPACE/DEFENSE - 0.5%
      Boeing Co.                                       7,000          $342,563
      United Technologies Corp.                        7,000           509,687
                                                                       =======
                                                                       852,250
                                                                       -------

      ALUMINUM - 0.3%
      Aluminum Company of America                      7,000           492,625

      AUTO AND TRUCK - 0.3%
      General Motors Corp.                             7,000           424,375

      BANKING - 0.5%
      J.P. Morgan & Co.                                7,000           790,125

      BEVERAGE -- SOFT DRINK -0.3%
      Coca-Cola Co.                                    7,000           466,375

      CHEMICAL -- DIVERSIFIED - 0.5%
      E.I. du Pont de Nemours & Co.                    7,000           420,438
      Union Carbide Corp.                              7,000           300,562
                                                                       =======
                                                                       721,000
                                                                       -------

      COMPUTERS & PERIPHERALS - 0.5%
      IBM                                              7,000           731,937
      Raytheon Co. - Class A                             446            22,013
                                                                        ======
                                                                       753,950
                                                                       -------

      CONSUMER NON-DURABLE -0.4%
      Proctor & Gamble Co.                             7,000           558,687

      DIVERSIFIED - 0.5%
      Allied-Signal, Inc.                              7,000           272,562
      Minnesota Mining & Manufacturing Co.             7,000           574,438
                                                                       =======
                                                                       847,000
                                                                       -------

      DRUG - 0.5%
      Merck & Co., Inc.                                7,000           743,750

      ELECTRICAL EQUIPMENT - 0.3%
      General Electric Corp.                           7,000           513,625

      FINANCIAL SERVICES - 0.4%
      American Express Co.                             7,000           624,750

      HEALTH - 0.3%
      Johnson & Johnson                                7,000           461,125

      INSURANCE - MULTILINE - 0.2%
      Travelers Group, Inc.                            7,000           377,125

      MACHINERY -- CONSTRUCTION & MINING - 0.2%
      Caterpillar, Inc.                                7,000           339,937

      MULTIMEDIA - 0.5%
      Walt Disney Co.                                  7,000           693,438

      OFFICE AUTOMATION & EQUIPMENT - 0.3%
      Hewlett Packard                                  7,000           437,500

      OIL/GAS -- INTERNATIONAL - 0.6%
      Chevron Corp.                                    7,000           539,000
      Exxon Corp.                                      7,000           428,312
                                                                       =======
                                                                       967,312
                                                                       -------

      PAPER & FOREST PRODUCTS - 0.2%
      International Paper                              7,000           301,875

      PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 0.3%
      Eastman Kodak Co.                                7,000           425,688

      RESTAURANT - 0.2%
      McDonald's Corp.                                 7,000           334,250

      RETAIL STORE - 0.4%
      Sears, Roebuck & Co.                             7,000           316,750
      WalMart Stores, Inc.                             7,000           276,062
                                                                       =======
                                                                       592,812
                                                                       -------

   INDUSTRIES/CLASSIFICATIONS                  SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

      TELECOMMUNICATION SERVICES - 0.3%
      AT&T                                             7,000           428,750

      TIRE & RUBBER - 0.3%
      Goodyear Tire & Rubber                           7,000           445,375

      TOBACCO - 0.2%
      Philip Morris Companies, Inc.                    7,000           317,188

================================================================================
      TOTAL COMMON STOCKS
      (Cost $13,792,981 )                                           13,910,887
--------------------------------------------------------------------------------

   MUTUAL FUNDS - 70.1%
      Aim Constellation Fund                              94            $2,467
      Aim Weingarten Equity Fund                         116             2,307
      Federated S&P 500 Maxcap Fund                  256,148         5,181,865
      Federated Stock Trust Fund                     201,166         7,058,906
      Fidelity Growth & Income Fund                  133,547         5,088,141
      Fidelity Mid Cap Fund                          400,450         6,683,512
      Mutual Shares Fund                                 321             6,840
      Neuberger & Berman Focus Trust Fund              7,406           151,231
      Neuberger & Berman Partners Fund                49,971         1,314,226
      Oppenheimer Quest Growth Fund                   76,805         1,018,433
      PBHG Growth Fund                                   624            15,849
      Safeco Growth Fund                             451,746        10,141,688
      SteinRoe Young Investor Fund                    43,783         1,019,702
      Strong American Utility Fund                   135,593         2,009,492
      T. Rowe Price New Era Fund                         147             3,820
      T. Rowe Price New Horizons Fund                    155             3,608
      Vontobel U.S. Value Fund                        61,162         1,009,786
      Wasatch Micro-Cap Fund                         151,876           571,055

================================================================================
      TOTAL MUTUAL FUNDS
      (Cost $42,109,119 )                                           41,282,928
--------------------------------------------------------------------------------

   MONEY MARKET MUTUAL FUNDS - 70.1%
      Charles Schwab Money Market Fund            15,369,715        15,369,715
      Fidelity Core Money Market Fund             51,302,044        51,302,044

================================================================================
      TOTAL MONEY MARKET MUTUAL FUNDS
      (Cost $66,671,759 )                                           66,671,759
--------------------------------------------------------------------------------

   U.S.TREASURY BILLS - 1.0%
   ** 5.27%, due 01/08/98                             30,100            30,069
   *  5.10%, due 03/05/98                         $1,500,000         1,486,267

================================================================================
      TOTAL U.S. TREASURY BILLS
      (Cost  $1,516,681 )                                            1,516,336
--------------------------------------------------------------------------------

   REPURCHASE AGREEMENTS - 8.4%
      Merrill Lynch, 6.80%, 1/2/98,
      (Collateralized by $13,165,000
      Florida Power Corp. Commercial
      Paper, 0.00%, 1/30/98, market
      value - $13,165,000)                        12,968,000        12,968,000

================================================================================
      TOTAL REPURCHASE AGREEMENTS
      (Cost $12,968,000 )                                           12,968,000
--------------------------------------------------------------------------------

   OPTIONS PURCHASED - 11.5%
      CALL OPTIONS
      S&P 500 Index futures contract expiring
      January 16, 1998 at 960                          4,000         8,800,000

      PUT OPTIONS
      S&P 500 Index futures contract expiring
      January 16, 1998 at 980                          4,000         8,800,000

================================================================================
      TOTAL OPTIONS PURCHASED
      (Cost $27,378,320 )                                           17,600,000
--------------------------------------------------------------------------------

================================================================================
   TOTAL INVESTMENTS - 100.0%
   (Cost $164,436,860)                                            $153,949,910
--------------------------------------------------------------------------------

   INDUSTRIES/CLASSIFICATIONS                  SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

   FUTURES CONTRACTS
      Long, Midcap 400 Futures, face amount
      $3,612,350 expiring March 1998.                     22         3,686,650
      Long, S&P 500 Futures, face amount
      $21,452,550 expiring March 1998.                    88       $21,540,200

================================================================================
   TOTAL FUTURES CONTRACTS                                         $25,226,850

--------------------------------------------------------------------------------

   WRITTEN OPTIONS OUTSTANDING AS OF DECEMBER 31, 1997.

   CALL OPTIONS
   S&P 500 Index futures contracts expiring
   January 16, 1998 at 980                            (4,000)       (4,604,000)

   PUT OPTIONS
   S&P 500 Index futures contracts expiring
   January 16, 1998 at 960                            (4,000)       (5,000,000)

================================================================================
   TOTAL OPTIONS WRITTEN
   (Proceeds $19,383,673 )                                         ($9,604,000)
--------------------------------------------------------------------------------

   * Pledged $1,500,000 face amount as collateral on futures contracts. ** Pledged $30,100 face amount as collateral on Letter of Credit.


See accompanying notes to financial statements.

                             GROWTH STOCK PORTFOLIO
                Portfolio of Investments as of December 31, 1997


INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 97.7%

   AEROSPACE/DEFENSE - 1.5%
      Boeing Co.                                           819 $        40,080
      General Dynamics Corp.                               730          63,099
      Gulfstream Aerospace Corp. #                         520          15,210
      Lockheed Martin Corp.                                980          96,530
      Northrup Grumman Corp.                               535          61,525
      Raytheon Co. - Class B #                           1,390          70,195
      Textron, Inc.                                      1,060          66,250
      Thiokol Corp.                                        450          36,563
      United Technologies Corp.                            740          53,881
                                                                       =======
                                                                       503,333
                                                                       -------

   AIR TRANSPORTATION - 0.4%
      AMR Corp. #                                          445          57,183
      Delta Air Lines, Inc.                                175          20,825
      Southwest Airlines                                 1,050          25,856
      USAir Group #                                        410          25,625
                                                                       =======
                                                                       129,489
                                                                       -------

   ALUMINUM - 0.2%
      Aluminum Company of America                          860          60,523

   AUTO & TRUCK - 1.8%
      Chrysler Corp.                                     2,900         102,044
      Ford Motor Co.                                     5,900         287,256
      General Motors Corp.                               3,100         187,938
      Meritor Automotive, Inc.                             279           5,876
      Paccar, Inc.                                         218          11,445
      TRW, Inc.                                            375          20,016
                                                                       =======
                                                                       614,575
                                                                       -------

   BANKING - 0.5%
      J.P. Morgan & Co.                                  1,000         112,875
      Washington Mutual Savings Bank                     1,170          74,661
                                                                       =======
                                                                       187,536
                                                                       -------

   BEVERAGE--ALCOHOLIC - 0.8%
      Canadaigua Wine Co. #                              5,200         287,950

   BEVERAGE--SOFT DRINK - 2.1%
      Coca-Cola Co.                                      8,800         586,300
      Pepsico, Inc.                                      3,000         109,313
                                                                       =======
                                                                       695,613
                                                                       -------

   BUILDING MATERIALS - 0.3%
      Crane Co.                                            280          12,145
      Masco Corp.                                        1,075          54,691
      Willbros Group #                                   1,600          24,000
                                                                        ======
                                                                        90,836
                                                                        ------

   CAPITAL GOODS - 0.2%
      Cooper Industries                                    345          16,905
      Eaton Corp.                                          217          19,367
      Ingersoll-Rand                                       478          19,359
                                                                        ======
                                                                        55,631
                                                                        ------

   CHEMICAL--DIVERSIFIED - 2.0%
      Air Products & Chemicals, Inc.                       535          44,004
      Dow Chemical Co.                                     995         100,993
      E.I. du Pont de Nemours & Co.                      5,230         314,127
      Monsanto Corp.                                     2,840         119,280
      Praxair, Inc.                                      1,000          45,000
      Rohm & Haas Co.                                      335          32,076
      Union Carbide Corp.                                  460          19,751
                                                                       =======
                                                                       675,231
                                                                       -------

   CHEMICAL--SPECIALTY - 0.1%
      Sigma Aldrich                                        440          17,490
      W.R. Grace & Co.                                     410          32,979
                                                                        ======
                                                                        50,469
                                                                        ------

   COMMERCIAL SERVICES - 0.1%
      Dun & Bradstreet                                   1,110          34,341

   COMPUTERS & PERIPHERALS - 2.3%
      Compaq Computer Corp.                              1,905         107,513
      Dell Computer Corp. #                              1,600         134,400
      EMC Corp./Mass #                                   5,150         141,303

INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

      IBM                                                3,395         354,990
      Raytheon Co. - Class A                               198           9,748
      Sun Microsystems #                                   900          35,888
                                                                       =======
                                                                       783,842
                                                                       -------

   COMPUTER SOFTWARE & SERVICES - 4.8%
      America Online, Inc. #                               520          46,377
      Cambridge Technologies Partners, Inc. #              970          40,376
      Ceridian Co. #                                     2,850         130,566
      Citrix Systems, Inc. #                               380          28,880
      Computer Associates International, Inc.            3,255         172,108
      Computer Sciences Corp. #                            980          81,830
      First Data Corp.                                   2,220          64,935
      Manugistics Group, Inc. #                            690          30,791
      Microsoft Corp. #                                  4,757         614,842
      National Data Corp.                                  540          19,508
      Network Associates, Inc. #                           600          31,725
      Orcale Corp. #                                     3,500          78,094
      Peoplesoft, Inc. #                                 2,510          97,890
      Sterling Commerce, Inc. #                          1,600          61,500
      Sungard Data Systems, Inc. #                       3,190          98,890
      Wind River Systems #                                 350          13,891
                                                                     =========
                                                                     1,612,203
                                                                     ---------

   COMPUTER SYSTEMS - 0.1%
      Visio Corp. #                                        690          26,479

   CONSUMER DURABLES - 0.4%
      Snap-On, Inc.                                      1,600          69,800
      Sunbeam Corp.                                      1,600          67,400
                                                                       =======
                                                                       137,200
                                                                       -------

   CONSUMER NON-DURABLE - 3.8%
      Chattem, Inc. #                                    8,700         128,325
      Colgate Palmolive                                  2,000         147,000
      EKCO Group #                                      11,400          88,350
      Haggar Corp.                                      12,800         201,600
      Procter & Gamble Co.                               5,800         462,912
      RJR Nabisco Holdings Corp.                         1,600          60,000
      Tupperware Corp.                                   7,200         200,700
                                                                     =========
                                                                     1,288,887
                                                                     ---------

   CONTAINERS--PAPER & PLASTIC - 0.5%
      First Brands Corp.                                 4,500         121,219
      Sealed Air Corp. #                                   700          43,225
                                                                       =======
                                                                       164,444
                                                                       -------

   COPPER - 0.0%
      Phelps Dodge Corp.                                   240          14,940

   COSMETICS - 1.0%
      Avon Products, Inc.                                1,700         104,444
      Estee Lauder Co.                                   4,600         235,472
                                                                       =======
                                                                       339,916
                                                                       -------

   DATA PROCESSING - 0.2%
      I2 Technologies, Inc. #                            1,040          54,860

   DIVERSIFIED - 2.9%
      Allied Signal, Inc.                                2,080          80,990
      Corning, Inc.                                        740          27,472
      FMC Corp. #                                          859          57,821
      Minnesota Mining & Manufacturing Co.                 610          50,058
      National Service Industries                          430          21,312
      Norfolk Southern Corp.                             1,830          56,387
      PPG Industries, Inc.                                 890          50,841
      Ralston Purina                                     1,000          92,938
      Raychem Corp.                                        540          23,254
      Tenneco                                              615          24,292
      Tyco International                                 1,140          51,371
      Westinghouse Electric                              9,500         279,656
      Whitman Corp.                                      6,500         169,406
                                                                       =======
                                                                       985,798
                                                                       -------

   DRUG - 7.2%
      Abbott Labs                                        3,432         225,011
      Bristol Myers Squibb                               4,443         420,419
      Eli Lilly & Co.                                    4,916         342,276
      Merck & Co., Inc.                                  5,425         576,406
      Pfizer, Inc.                                       5,714         426,050
      Pharmacia & Upjohn                                 2,213          81,051
      Schering Plough Corp.                              3,524         218,929
      Warner Lambert Co.                                 1,221         151,404
                                                                     =========
                                                                     2,441,546
                                                                     ---------

INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

   DRUGSTORE - 0.2%
      Longs Drug Stores                                  2,000          64,250

   ELECTRIC--INTEGRATED - 0.9%
      FPL Group, Inc.                                      840          49,718
      Houston Industries, Inc.                           1,600          42,700
      Texas Utilities Co.                                2,810         116,791
      Unicom Corp.                                       3,270         100,552
                                                                       =======
                                                                       309,761
                                                                       -------

   ELECTRIC PRODUCTION - 0.1%
      Sundstrand Corp.                                     820          41,307

   ELECTRIC UTILITY - 0.7%
      American Electric Power, Inc.                      1,250          64,531
      Duke Power Co.                                     1,640          90,815
      Southern Co.                                       2,690          69,604
                                                                       =======
                                                                       224,950
                                                                       -------

   ELECTRICAL EQUIPMENT - 3.5%
      General Electric Corp.                            15,742       1,155,069
      Thomas & Betts                                       350          16,581
                                                                     =========
                                                                     1,171,650
                                                                     ---------


   ELECTRONIC COMPONENT SEMICONDUCTORS - 1.5%
      Analog Devices #                                   1,000          27,688
      Intel                                              4,370         306,992
      KLA -Tencor Corp. #                                  430          16,609
      Linear Tech Corp.                                    490          28,236
      Maxim Integrated Products, Inc. #                  1,600          55,200
      Motorola, Inc.                                       930          53,068
      Texas Instruments, Inc.                              620          27,900
                                                                       =======
                                                                       515,693
                                                                       -------

   ELECTRONIC COMPONENTS - 0.3%
      Emerson Electric                                   1,905         107,513

   ELECTRONICS - 0.1%
      Rockwell International Corp.                         840          43,890

   ENERGY - 0.1%
      Western Atlas #                                      700          51,800

   FINANCE - 9.4%
      Banc One Corp.                                     3,000         162,938
      Bank of Boston Corp.                                 800          75,150
      Bankers Trust New York Co.                           600          67,462
      Barnett Banks, Inc.                                1,200          86,250
      Chase Manhattan Corp.                              3,300         361,350
      Citicorp                                           2,300         290,806
      Corestates Financial                               1,000          80,063
      Equifax, Inc.                                      1,070          37,918
      Federal Home Loan Mortgage Corp.                   3,100         130,006
      Federal National Mortgage Corp.                    2,300         131,244
      First Chicago NBD Corp.                            1,700         141,950
      First Union Corp.                                  3,800         194,750
      Firstplus Financial Group #                        4,600         176,525
      Fleet Financial Group, Inc.                        1,200          89,925
      KeyCorp                                            1,400          99,137
      Lehman Brothers Holdings, Inc.                     1,300          66,300
      Mellon Bank Corp.                                  1,000          60,625
      Merrill Lynch & Co.                                  600          43,763
      NationsBank Corp.                                  3,800         231,087
      Norwest Corp.                                      6,200         239,475
      PNC Bank Corp.                                     2,400         136,950
      Ryder Systems, Inc.                                  370          12,118
      SunTrust Banks, Inc.                                 900          64,237
      Wells Fargo & Co.                                    600         203,663
                                                                     =========
                                                                     3,183,692
                                                                     ---------

   FINANCIAL SERVICES - 2.2%
      American Express Co.                               1,500         133,875
      Associates First Capital                           1,900         135,137
      Avery Dennison Corp.                                 720          32,220
      BankAmerica Corp.                                  4,400         321,200
      HF Ahmanson & Co.                                    800          53,550
      Nationwide Financial Services - Class A            1,900          68,638
                                                                       =======
                                                                       744,620
                                                                       -------

   FOOD DIVERSIFIED - 2.4%
      CPC International                                  1,800         193,950
      General Mills                                      3,200         229,200
      IBP, Inc.                                         11,000         230,606
      International Home Foods #                         1,900          53,200
      Kellogg Co.                                        1,800          89,325
                                                                       =======
                                                                       796,281
                                                                       -------

INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

   FOOD WHOLESALER - 0.3%
      Nabisco                                            2,400         116,250


   FOREST PRODUCTS - 0.3%
      Georgia Pacific Corp.                                430          26,122
      Timber Group #                                       430           9,756
      Weyerhauser Co.                                    1,010          49,553
      Willamette Industries, Inc.                          640          20,600
                                                                       =======
                                                                       106,031
                                                                       -------

   HEALTH - 1.9%
      Allergan, Inc.                                       283           9,498
      American Home Products                             2,701         206,627
      Humana, Inc. #                                       751          15,583
      Johnson & Johnson                                  6,062         399,334
                                                                       =======
                                                                       631,042
                                                                       -------

   INSTRUMENTS--CONTROLS - 0.2%
      Honeywell, Inc.                                      650          44,525
      Johnson Controls, Inc.                               237          11,317
      Parker Hannifin Corp.                                315          14,451
                                                                        ======
                                                                        70,293
                                                                        ------

   INSTRUMENTS--SCIENTIFIC - 0.0%
      Perkin Elmer Corp.                                    50           3,553

   INSURANCE--LIFE - 0.6%
      American Heritage Life Investment Co.              1,000          36,000
      AmerUs Life Holdings, Inc.                         4,841         178,522
                                                                       =======
                                                                       214,522
                                                                       -------

   INSURANCE--MULTILINE - 3.3%
      Allstate                                           1,800         163,575
      American International Group                       2,250         244,687
      Conseco, Inc.                                      5,700         258,994
      Leucadia National                                  1,600          55,200
      PAULA Financial #                                  5,000         115,000
      Travelers Group, Inc.                              5,347         288,070
                                                                     =========
                                                                     1,125,526
                                                                     ---------

   LASERS--SYSTEMS & COMPONENTS - 0.2%
      Uniphase Corp. #                                   1,680          69,510

   MACHINE TOOL - 0.2%
      Cincinnati Milacron                                2,471          64,100

   MACHINERY - 0.4%
      Deere & Co.                                          981          57,205
      Dover Corp.                                          608          21,964
      Lancer Corp. #                                     4,100          45,100
      W.W. Grainger                                        146          14,189
                                                                       =======
                                                                       138,458
                                                                       -------

   MACHINERY--CONSTRUCTION & MINING - 0.6%
      Case Corp.                                           211          12,752
      Caterpillar, Inc.                                  1,581          76,777
      Halliburton Co.                                    1,000          51,938
      Harnischfeger Industries                           1,990          70,272
                                                                       =======
                                                                       211,739
                                                                       -------

   MANUFACTURING - 0.8%
      Black & Decker                                     2,400          93,750
      Mueller Industries, Inc. #                           750          44,250
      Owens Illinois #                                     670          25,418
      Samsonite Corp. #                                  3,100         102,516
                                                                       =======
                                                                       265,934
                                                                       -------

   MATERIALS & SERVICES - 0.8%
      Champion International Corp.                         425          19,258
      Dana Corp.                                           370          17,575
      Deluxe Corp.                                         300          10,350
      Hercules, Inc.                                       570          28,536
      Illinois Tool Works, Inc.                          1,270          76,359
      Service Corp. International                        1,650          60,947
      Sherwin-Williams Co.                                 920          25,530
      Waste Management, Inc.                               990          27,225
                                                                       =======
                                                                       265,780
                                                                       -------

   MEDICAL SERVICES - 1.0%
      Amgen, Inc. #                                      1,159          62,731
      Beverly Enterprise #                                 445           5,785
      Columbia/HCA Healthcare Corp.                      2,897          85,824
      HBO & Co.                                          1,010          48,480
      Healthsouth Rehab #                                1,321          36,658
      Manor Care, Inc.                                     264           9,240

INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

      Shared Medical Systems                               420          27,720
      Tenet Healthcare #                                 1,371          45,414
                                                                       =======
                                                                       321,852
                                                                       -------

   MEDICAL SUPPLIES - 1.1%
      Alza Corp. #                                         389          12,375
      BIOMET                                               471          12,069
      Bausch & Lomb, Inc.                                  249           9,867
      Baxter International, Inc.                         1,237          62,391
      Becton Dickinson                                     545          27,250
      Boston Scientific Co. #                              855          39,223
      Cardinal Health, Inc.                                150          11,269
      CR Bard, Inc.                                        250           7,828
      Guidant Corp.                                        662          41,209
      Mallinckrodt, Inc.                                   331          12,578
      Medtronic, Inc.                                    2,240         117,180
      St. Jude Medical, Inc. #                             347          10,584
      U.S. Surgical                                        311           9,116
                                                                       =======
                                                                       372,939
                                                                       -------

   MEDICAL--HMO - 0.1%
      United Healthcare Co.                                836          41,539

   METAL--DIVERSIFIED - 0.0%
      Inco LTD                                             610          10,370

   MINING - 0.1%
      Tubos de Acero de Mexico SA #                      2,100          45,412

   MULTIMEDIA - 0.2%
      Walt Disney Co.                                      800          79,250

   NATURAL GAS DISTRIBUTOR - 0.1%
      Williams Companies, Inc.                           1,400          39,725

   NETWORKING PRODUCTS - 1.0%
      3Com Corp. #                                       1,060          37,034
      Cisco Systems, Inc. #                              5,205         290,179
                                                                       =======
                                                                       327,213
                                                                       -------

   OFFICE AUTOMATION & EQUIPMENT - 1.4%
      Hewlett Packard                                    4,610         288,125
      Pitney Bowes, Inc.                                   900          80,944
      Xerox Corp.                                        1,300          95,956
                                                                       =======
                                                                       465,025
                                                                       -------

   OIL/GAS--DOMESTIC - 2.5%
      Amoco Corp.                                        2,200         187,275
      Apache Corp.                                         200           7,012
      Atlantic Richfield                                 1,200          96,150
      Baker Hughes                                       1,100          47,988
      Burlington Resources                                 900          40,331
      Chieftan International #                           1,000          20,250
      Devon Energy                                         700          26,819
      Enron Corp.                                          400          16,625
      Mitchell Energy & Development - Class B            1,500          43,687
      Mobil Corp.                                        3,000         216,563
      Murphy Oil Corp.                                     400          21,675
      Noble Drilling Co. #                               1,400          42,875
      Sonat, Inc.                                          500          22,875
      USX Marathon Group                                 1,900          64,125
                                                                       =======
                                                                       854,250
                                                                       -------


   OIL/GAS--INTERNATIONAL - 2.5%
      Chevron Corp.                                      2,500         192,500
      Exxon Corp.                                       10,600         648,588
                                                                       =======
                                                                       841,088
                                                                       -------

   OILFIELD SERVICES/EQUIPMENT - 1.1%
      Dresser Industries                                   500          20,969
      Enron Exchangeable Notes                           1,000          20,625
      Schlumberger LTD                                   2,200         177,100
      Union Pacific Resources                              800          19,400
      Union Texas Petroleum Holdings                     1,100          22,894
      United Meridian Co. #                              1,300          36,562
      Veritas DGC, Inc. #                                  800          31,600
      Weatherford Enterra #                                800          35,000
                                                                       =======
                                                                       364,150
                                                                       -------

   OIL & NATURAL GAS - 0.1%
      Amerada Hess                                         500          27,438

   PAPER & FOREST PRODUCTS - 0.5%
      Bemis Co., Inc.                                      310          13,659
      Bowater, Inc.                                        220           9,776
      Fort James Corp.                                     785          30,026
      International Paper                                1,485          64,041
      Mead Corp.                                           720          20,160
      Union Camp Corp.                                     450          24,159
                                                                       =======
                                                                       161,821
                                                                       -------

   PETROLEUM--INTEGRATED - 2.1%
      Occidental Petroleum Corp.                           400          11,725
      Phillips Petroleum                                 1,500          72,937
      Royal Dutch Petroleum                              8,900         482,269
      Texaco                                             2,000         108,750
      Unocal Corp.                                       1,000          38,813
                                                                       =======
                                                                       714,494
                                                                       -------

   PHARMACEUTICAL - 0.0%
      PharMerica, Inc. #                                   202           2,096

   PROTECTION--SAFETY EQUIPMENT - 0.9%
      Lo-Jack Corp. #                                   20,000         295,000

   RAILROAD TRANSPORTATION - 0.4%
      Burlington Northern Santa Fe                         740          68,774
      Union Pacific Corp.                                1,210          75,549
                                                                       =======
                                                                       144,323
                                                                       -------

   RECREATION - 0.2%
      Polaris Industries                                 2,000          61,125

   RECYCLING - 0.1%
      Philip Services Corp. #                            2,070          29,756

   RESTAURANT - 0.4%
      McDonald's Corp.                                   3,000         143,250

   RETAIL GROCERY - 0.4%
      Albertsons, Inc.                                   2,500         118,437

   RETAIL STORE - 2.7%
      Dillard Department Stores                          1,300          45,825
      Kmart #                                           16,700         193,094
      OfficeMax #                                        8,000         114,000
      Sears, Roebuck & Co.                               4,000         181,000
      Toys "R" Us, Inc. #                                1,500          47,156
      WalMart Stores, Inc.                               8,000         315,500
                                                                       =======
                                                                       896,575
                                                                       -------

   SERVICES - 0.4%
      Automatic Data Processing, Inc.                    1,540          94,518
      Paychex, Inc.                                        525          26,578
                                                                       =======
                                                                       121,096
                                                                       -------

   STEEL--INTEGRATED - 0.0%
      Nucor Corp.                                          320          15,460

   TELECOMMUNICATION EQUIPMENT - 0.8%
      Advanced Fibre Communication, Inc. #                 410          11,941
      General Signal Corp.                               1,567          63,659
      Newbridge Networks Corp. #                         3,170         110,554
      Nokia Corp. - Sponsored ADR - Class A                750          52,406
      Northern Telecom LTD                                 295          26,255
                                                                       =======
                                                                       264,815
                                                                       -------

   TELECOMMUNICATION SERVICES - 9.1%
      Airtouch Communications #                          7,630         317,122
      Ameritech Corp.                                    2,540         204,470
      AT&T                                               7,520         460,600
      BellSouth Corp.                                    4,260         239,891
      British Telecom plc                                3,860         310,006
      Cia de Telecomunicaciones de Chile - Sponsore      1,870          55,866
      DSC Communications #                                 620          14,880
      Frontier Corp.                                     2,880          69,300
      GTE Corp.                                          4,420         230,945
      LCI International, Inc. #                          3,500         107,625
      Lucent Technologies, Inc.                          3,645         291,144
      MCI Communication                                  3,070         131,434
      SBC Communications                                 4,100         300,325
      Sprint Corp.                                       1,620          94,972
      Telefonaktiebolaget LM Ericsson - ADR                400          14,925
      Tellabs, Inc. #                                      950          50,231

INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

      U.S. West, Inc.                                    1,470          66,334
      Worldcom, Inc. #                                   4,280         129,470
                                                                     =========
                                                                     3,089,540
                                                                     ---------

   TOBACCO - 3.3%
      Gallaher Group, plc - ADR                         11,400         243,675
      Imperial Tobacco                                   4,900          60,025
      Philip Morris Companies                           13,200         598,125
      UST, Inc.                                          5,600         206,850
                                                                     =========
                                                                     1,108,675
                                                                     ---------

   TOYS - 0.3%
      Hasbro Bradley, Inc.                               3,700         116,550

   TRANSPORTATION - 0.2%
      Alaska Air Group #                                   530          20,538
      Caliber Systems, Inc.                                190           9,251
      Federal Express Corp. #                              530          32,363
                                                                        ======
                                                                        62,152
                                                                        ------

   TRUCKING/TRANSPORTATION LEASING - 0.2%
      CSX, Corp.                                         1,027          55,458

   WASTE DISPOSAL--NON-HAZARDOUS - 0.3%
      Browning Ferris Industries, Inc.                   1,180          43,660
      USA Waste Services, Inc. #                         1,398          54,871
                                                                        ======
                                                                        98,531
                                                                        ------

================================================================================
   TOTAL COMMON STOCKS
   (Cost       $27,190,038 )    33,063,192
--------------------------------------------------------------------------------


U.S. TREASURY OBLIGATIONS - 0.9%

   U.S. Treasury Bills
   ** 5.27%, 01/08/98                                    6,000           5,994
   *  5.10%, 03/05/98                                  300,000         297,254

================================================================================
   TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $303,317 )                                                    303,248
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 1.4%

   Merrill Lynch, 6.80%, 1/2/98, (Collateralized
   by $470,000 Florida Power Corp. Commercial
   Paper, 0.00%, 1/30/98, market value - $470,000)     463,000         463,000

================================================================================
   TOTAL REPURCHASE AGREEMENTS
   (Cost $463,000 )                                                    463,000
--------------------------------------------------------------------------------

================================================================================
TOTAL INVESTMENTS - 100.0%
(Cost $27,956,355 )                                                $33,829,440
--------------------------------------------------------------------------------

================================================================================
FUTURES CONTRACTS

   Long, S&P 500 Futures, face amount $1,711,037
      expiring March 1998.                                   7      $1,713,425
--------------------------------------------------------------------------------

================================================================================
TOTAL FUTURES CONTRACTS                                             $1,713,425
--------------------------------------------------------------------------------

* Pledged $300,000 face amount as collateral on futures contracts. ** Pledged $6,000 face amount as collateral on Letter of Credit.
#  Represents non-income producing securities.


See accompanying notes to financial statements.

                            UTILITIES STOCK PORTFOLIO
                Portfolio of Investments as of December 31, 1997


   INDUSTRIES/CLASSIFICATIONS                  SHARES OR FACE AMOUNT      VALUE
--------------------------------------------------------------------------------


   COMMON STOCKS - 97.1%

      DIVERSIFIED UTILITY - 1.2%
         Citizens Utilities Co.--Class B #               13,808       $132,899

      ELECTRIC/GAS UTILITY - 10.7%
         AGL Resources, Inc.                             16,100        329,044
         MDU Resources Group, Inc.                        6,000        189,750
         NIPSCO Industries, Inc.                          4,700        232,356
         UtiliCorp United, Inc.                          10,000        388,125
                                                                     =========
                                                                     1,139,275
                                                                     ---------

      ELECTRIC UTILITY - 16.1%
         Cinergy Corp.                                    7,800        298,838
         IPALCO Enterprises, Inc.                         5,900        247,431
         KU Energy Corp.                                  3,200        125,600
         LG&E Energy Corp.                                8,600        212,850
         New Century Energies, Inc.                       5,600        268,450
         PacifiCorp                                       9,800        267,662
         TECO Energy, Inc.                               10,400        292,500
                                                                     =========
                                                                     1,713,331
                                                                     ---------

      ENERGY - 2.2%
         CalEnergy Co., Inc. #                            8,000        230,000

      NATURAL GAS (DISTRIBUTOR) - 19.1%
         Bay State Gas Co.                               11,100        412,088
         Consolidated Natural Gas Co.                     3,800        229,900
         KeySpan Energy Corp.                            10,900        401,256
         MCN Corp.                                        6,000        242,250
         Pacific Enterprises                              6,800        255,850
         TransCanada Pipelines Ltd.                       8,100        181,237
         UGI Corp.                                        1,900         55,694
         WICOR, Inc.                                      5,600        260,050
                                                                     =========
                                                                     2,038,325
                                                                     ---------

      OIL/GAS (DOMESTIC) - 5.4%
         El Paso Natural Gas Co.                          4,220        280,630
         Questar Corp.                                    5,100        227,588
         Santa Fe Pacific Pipeline Partners, L.P.         1,600         73,200
                                                                       =======
                                                                       581,418
                                                                       -------

      TELECOMMUNICATION EQUIPMENT - 5.3%
         Andrew Corp. #                                  10,000        240,000
         QUALCOMM, Inc. #                                 6,520        329,260
                                                                       =======
                                                                       569,260
                                                                       -------

      TELECOMMUNICATION SERVICES - 33.3%
         AirTouch Communications, Inc. #                  5,400        224,437
         Alltel Corp.                                     7,900        324,394
         Bell Atlantic Corp.                              2,300        209,300
         Frontier Corp.                                  19,300        464,406
         GTE Corp.                                        5,000        261,250
         LCI International, Inc. #                       15,000        461,250
         MCI Communications Corp.                        10,000        428,125
         Sprint Corp.                                     4,300        252,088
         Tele Denmark A/S - Sponsored ADR                 4,900        150,981
         Telecom New Zealand - ADR                        5,000        193,750
         Telefonica de Espana                             3,460        315,076
         U.S. West Communications Group                   5,900        266,238
                                                                     =========
                                                                     3,551,295
                                                                     ---------

      WATER UTILITY - 3.8%
         American Water Works Co., Inc.                  14,900        406,956

================================================================================
      TOTAL COMMON STOCKS
      (Cost $8,095,774 )                                            10,362,759
--------------------------------------------------------------------------------

   INDUSTRIES/CLASSIFICATIONS                  SHARES OR FACE AMOUNT      VALUE
--------------------------------------------------------------------------------

   U.S. TREASURY BILLS - 0.0%
   *  5.27%, due 01/08/98                                 1,000          1,000

================================================================================
      TOTAL U.S. TREASURY BILLS
      (Cost $1,000 )                                                     1,000
--------------------------------------------------------------------------------

   REPURCHASE AGREEMENTS - 2.9%

   Merrill Lynch, 6.80%, 1/2/98, (Collateralized
   by $309,000 Florida Power Corp. Commercial
   Paper, 0.00%, 1/30/98, market value - $309,000)      304,000        304,000

================================================================================
      TOTAL REPURCHASE AGREEMENTS
      (Cost $304,000 )                                                 304,000
--------------------------------------------------------------------------------

================================================================================
   TOTAL INVESTMENTS - 100.0%
   (Cost $8,400,774 )                                              $10,667,759
--------------------------------------------------------------------------------


   * Pledged $1,000 face amount as collateral on Letter of Credit. # Represents non-income producing securities.


See accompanying notes to financial statements.

                                 BOND PORTFOLIO
                Portfolio of Investments as of December 31, 1997


   INDUSTRIES/CLASSIFICATIONS                 SHARES OR FACE AMOUNT       VALUE
--------------------------------------------------------------------------------

   U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.5%

      Federal National Mortgage Association
         5.33%,06/26/98                                250,000        $249,566

================================================================================
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $249,429 )                                                 249,566
--------------------------------------------------------------------------------

   U.S.TREASURY OBLIGATIONS - 93.8%
      U.S. Treasury Bills
      *  5.27%, 01/08/98                                 4,800           4,795
         5.01%, 03/12/98                               100,000          98,988
         ====   == == ==                                               =======
                                                                       103,783
                                                                       -------

      U.S. Treasury Bonds
         6.63%, 05/15/07                             1,500,000       1,587,656
         6.13%, 08/15/07                            13,500,000      13,875,469
         ====   == == ==                                            ==========
                                                                    15,463,125
                                                                    ----------

================================================================================
      TOTAL U.S.TREASURY OBLIGATIONS
      (Cost  $15,031,687 )                                          15,566,908
--------------------------------------------------------------------------------

   REPURCHASE AGREEMENTS - 4.7%

   Merrill Lynch, 6.80%, 1/2/98, (Collateralized
   by $794,000 Florida Power Corp. Commercial
   Paper, 0.00%, 1/30/98, market value - $794,000)     782,000         782,000

================================================================================
      TOTAL REPURCHASE AGREEMENTS
      (Cost  $782,000 )                                                782,000
--------------------------------------------------------------------------------

================================================================================
   TOTAL INVESTMENTS - 100.0%
   (Cost  $16,063,116 )                                            $16,598,474
--------------------------------------------------------------------------------


   *  Pledged $4,800 face amount as collateral on Letter of Credit.


See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO
                Portfolio of Investments as of December 31, 1997


                                                                       AMORTIZED
                                       YIELD  MATURITY  FACE AMOUNT      COST
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 2.6%

   BB&T Financial Corp.                5.70%  02/11/98  $15,000,000  $15,000,000

================================================================================
   TOTAL CERTIFICATES OF DEPOSIT
   (Cost  $15,000,000 )                                               15,000,000
--------------------------------------------------------------------------------

COMMERCIAL PAPER - 45.1%

   American Trading & Products**       5.75%  03/03/98    5,000,000    4,951,285
   American Trading & Products**       5.75%  03/10/98   $9,000,000   $8,902,250
   Bear Stearns Co., Inc.**            5.73%  03/25/98   25,000,000   24,669,729
   Coopertime Tractor                  5.57%  04/21/98    4,100,000    4,030,220
   Duff & Phelps Utilities & Corp.**   5.70%  02/17/98    4,500,000    4,466,513
   Duff & Phelps Utilities & Corp.**   5.55%  04/02/98    6,500,000    6,408,810
   Duff & Phelps Utilities & Corp.**   5.58%  04/23/98    5,000,000    4,913,200
   Duff & Phelps Utilities & Corp.**   5.56%  05/21/98    2,741,000    2,681,733
   Duff & Phelps Utilities & Corp.**   5.65%  07/02/98    5,000,000    4,857,181
   Engelhard Corp.                     5.62%  06/09/98    7,435,000    7,250,451
   Engelhard Corp.                     5.70%  06/10/98   10,000,000    9,746,667
   Ford Motor Credit Co.               5.47%  06/24/98   20,000,000   19,471,234
   GE Capital Corp.                    5.68%  02/19/98   15,000,000   14,884,033
   GE Capital Corp.                    5.56%  05/20/98    8,000,000    7,828,258
   GTE Funding, Inc.                   6.10%  01/20/98   24,822,000   24,742,087
   LG&E Capital Corp.                  5.60%  02/19/98   20,000,000   19,847,555
   LG&E Capital Corp.                  5.70%  04/01/98    5,700,000    5,618,775
   LOCAP, Inc.**                       5.70%  01/29/98   18,700,000   18,617,097
   MCI Communications Corp.**          5.80%  04/15/98   14,500,000   14,257,044
   Merrill Lynch & Co., Inc.           5.65%  05/27/98   10,000,000    9,770,861
   Merrill Lynch & Co., Inc.           5.59%  06/02/98   15,000,000   14,645,967
   Monsanto Co.                        5.53%  04/27/98   10,000,000    9,821,811
   Safeco Corp.**                      5.57%  01/07/98   20,000,000   19,981,433

================================================================================
   TOTAL COMMERCIAL PAPER
   (Cost $262,364,194 ) 262,364,194
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 35.5%

   AT&T Corp.                          5.63%  04/08/98    3,893,000    3,889,653
   Albertsons, Inc.                    5.65%  03/26/98    1,000,000      999,554
   American General Finance Corp.      8.25%  01/15/98      400,000      400,317
   American General Finance Corp.      7.25%  03/01/98    5,295,000    5,306,059
   Associates Corp., N.A.              7.30%  03/15/98      200,000      200,476
   Associates Corp., N.A.              5.25%  09/01/98      180,000      179,007
   Barnett Banks, Inc.                 6.25%  07/28/98    1,500,000    1,503,172
   Care Life Project                   6.05%* 01/02/98    1,275,000    1,275,000
   Chrysler Financial Corp.            5.66%  01/16/98    1,875,000    1,874,850
   Chrysler Financial Corp.            8.26%  01/26/98   10,000,000   10,014,254
   Chubb Capital Corp.                 6.00%  02/01/98      663,000      662,983
   Clark Grave Vault Co.               6.00%* 01/02/98    3,000,000    3,000,000
   Comerica Bank                       6.75%  05/12/98    4,000,000    4,013,379
   Coughlin Family Properties, Inc.    6.00%* 01/15/98    4,675,000    4,675,000
   Danis Construction Co.              6.00%* 01/02/98    1,000,000    1,000,000
   Dean Witter Discover & Co.          6.00%  03/01/98    2,000,000    2,000,098
   Doren, Inc.                         6.05%* 01/02/98      675,000      675,000
   E.I. du Pont de Nemours & Co.       8.50%  06/25/98    3,095,000    3,129,566
   Espanola/Nambe                      6.05%* 01/02/98    2,315,000    2,315,000
   First Chicago NBD Corp.             5.70%  01/07/98    5,000,000    4,999,808
   First Chicago NBD Corp.             8.50%  06/01/98      180,000      181,767
   First Fidelity Bancorp.             8.50%  04/01/98    2,000,000    2,012,401
   First Union Corp.                   6.75%  01/15/98    6,219,000    6,220,662
   Ford Motor Credit Co.               6.25%  02/26/98      938,000      938,472
   Ford Motor Credit Co.               9.13%  05/01/98      550,000      555,647
   General Motors Acceptance Corp.     6.22%* 04/13/98   10,000,000   10,000,000
   General Motors Acceptance Corp.     7.13%  05/11/98   11,100,000   11,149,261
   GTE California, Inc.                6.25%  01/15/98    1,500,000    1,500,218
   Gannett, Inc.                       5.25%  03/01/98    2,525,000    2,521,635
   GE Capital Corp.                    8.63%  03/12/98    5,203,000    5,228,186
   Georgia Power Co.                   5.50%  04/01/98    1,000,000      999,112
   Goldman Sachs Group, L.P.           6.10%  04/15/98    7,550,000    7,554,539
   H.J. Heinz Co.                      8.00%  01/05/98    5,130,000    5,130,626
   Hancor, Inc.                        6.05%* 01/02/98      700,000      700,000
   Hertz Corp.                         8.30%  02/02/98      200,000      200,393
   Huntington Bancshares, Inc.         5.91%  06/23/98    5,000,000    5,001,908

                                                                       AMORTIZED
                                       YIELD  MATURITY  FACE AMOUNT      COST
--------------------------------------------------------------------------------

   Huntington Bancshares, Inc.         6.15%  10/15/98    2,000,000    2,003,222
   IBM Credit Corp.                    5.90%  08/10/98    2,050,000    2,050,041
   Lehman Brother Holdings Corp.       5.75%  02/15/98    1,250,000    1,249,434
   Liberty Mutual Capital Corp.        5.96%  06/01/98    7,000,000    7,002,592
   Merrill Lynch & Co., Inc.           6.52%  06/22/98    1,000,000    1,002,838
   Midwest Power System, Inc.          6.25%  02/01/98    1,750,000    1,750,325
   Morgan Stanley, Inc.                9.25%  03/01/98    1,750,000    1,758,938
   Morgan Stanley, Inc.                9.40%  03/05/98    1,000,000    1,006,101
   Mubea, Inc.                         6.05%* 01/02/98    4,375,000    4,375,000
   Mubea, Inc.                         6.05%* 01/02/98    6,000,000    6,000,000
   National Rural Utilities            8.50%  02/15/98      125,000      125,345
   NationsBank Corp.                   6.63%  01/15/98      615,000      615,143
   Nordstrom, Inc.                     8.88%  02/15/98    1,000,000    1,003,462
   Nynex Credit Co.                    6.72%  06/15/98   10,000,000   10,034,980
   Osco Industries, Inc.               6.05%* 01/02/98    3,000,000    3,000,000
   Pepsico, Inc.                       6.13%  01/15/98      283,000      283,025
   Potomac Electric Power Co.          4.38%  02/15/98      100,000       99,807
   Presrite Corp.                      6.05%* 01/02/98    2,210,000    2,210,000
   Proctor & Gamble Co.                9.50%  02/11/98    4,450,000    4,465,491
   R.I. Lampus Co.                     6.05%* 01/02/98    2,440,000    2,440,000
   RSD Technology                      6.05%* 01/02/98    3,500,000    3,500,000
   Salomon, Inc.                       6.92%  04/14/98    3,550,000    3,559,833
   Salomon, Inc.                       7.25%  05/01/98    2,035,000    2,043,998
   Seariver Maritime, Inc.             5.65%* 02/12/98    6,700,000    6,700,000
   Southern California Edison Co.      5.88%  02/01/98      600,000      599,955
   Surgery Financing Co.               6.05%* 01/12/98    6,585,000    6,585,000
   Toyota Motor Corp.                  5.63%  03/17/98    2,407,000    2,405,639
   Toyota Motor Credit Corp.           5.13%  01/19/98    2,255,000    2,254,036
   Toyota Motor Credit Corp.           5.88%  06/26/98      803,000      802,610
   Travelers Group, Inc.               5.75%  04/15/98    1,500,000    1,499,727
   Unilever Capital Corp.              8.88%  03/26/98    1,400,000    1,408,965
   WalMart Stores, Inc.                7.00%  04/27/98    1,100,000    1,103,000
   White Castle Project                6.05%* 01/02/98    9,500,000    9,500,000
   Wisconsin Public Service Corp.      5.25%  07/01/98      320,000      319,019

================================================================================
   TOTAL CORPORATE OBLIGATIONS
   (Cost $206,765,529 )                                              206,765,529
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.4%

   Federal National Mortgage Assoc.    5.73%  04/13/98      500,000      499,519
   Federal National Mortgage Assoc.    6.72%  04/27/98      140,000      140,398
   Federal Home Loan Bank              6.00%  01/13/98      200,000      199,977
   Federal Home Loan Bank              5.85%  10/15/98    2,785,000    2,785,000
   Student Loan Marketing Assoc.       5.62%* 01/06/98    5,000,000    5,000,000
   Student Loan Marketing Assoc.       5.68%* 01/06/98    4,350,000    4,352,319
   Student Loan Marketing Assoc.       5.76%  01/14/98    1,000,000      999,913
   Tennessee Valley Authority -
   callable 1/20/98 @ 104              7.75%  12/15/22      250,000      260,125

================================================================================
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost  $14,237,251 )                                               14,237,251
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 1.7%

   ***U.S. Treasury Bill               5.27%  01/08/98       63,100       63,036
   U.S. Treasury Note                  6.00%  09/30/98   10,000,000   10,019,615

================================================================================
   TOTAL U.S. TREASURY OBLIGATIONS
   (Cost  $10,082,651 )                                               10,082,651
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 12.7%

   Merrill Lynch, (Collateralized
   by $65,582,000 various Discount
   Commercial Papers, 1/7/98-1/30/98,
   market value - $65,582,000)         6.80%* 01/02/98   64,413,000   64,413,000

   Star Bank, (Collateralized by
   $9,615,000 GNMA, 7.00%, 3/20/24,
   market value - $9,835,784)          5.50%* 01/02/98    9,635,000    9,635,000

================================================================================
   TOTAL REPURCHASE AGREEMENTS
   (Cost  $74,048,000 )                                               74,048,000
--------------------------------------------------------------------------------

================================================================================
   TOTAL INVESTMENTS - 100.0%
   (Cost $582,497,625 )                                             $582,497,625
--------------------------------------------------------------------------------


* Variable rate security. Interest rate is as of December 31, 1997. Maturity date reflects the next rate change date.
** Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. ***Pledged as collateral on Letter of Credit.


See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997
                                                                                                     THE U.S.
                                                                    HIGHLANDS      TOTAL RETURN     GOVERNMENT        MONEY
                                                    MUIRFIELD         GROWTH        UTILITIES          BOND          MARKET
                                                       FUND            FUND            FUND            FUND           FUND
------------------------------------------------------------------------------------------------------------------------------
  Assets:

    Investment in corresponding portfolio at value $129,939,845     $33,065,501      $8,128,657     $16,908,674   $169,269,183
    Receivable for capital stock issued               1,142,143         756,704         287,168          75,690            ---
    Unamortized organization costs                          ---             ---          12,124             ---            ---
    Other assets                                          5,772          29,681           4,304           2,472         85,894

  Total Assets                                      131,087,760      33,851,886       8,432,253      16,986,836    169,355,077
==============================================================================================================================

  Liabilites:

    Payable for capital stock redeemed                   44,606           2,584          (1,912)            349            ---
    Dividends payable                                   112,260          70,501          13,229           2,475          6,915
    Accrued 12b-1 distribution fees                     115,451          17,221             ---           3,588            ---
    Accrued transfer agent and administrative fees       25,788           5,322           1,174           1,607          7,365
    Other accrued liabilities                             7,062           4,385          14,774           5,898          5,923

  Total Liabilities                                     305,167         100,013          27,265          13,917         20,203
==============================================================================================================================

  Net Assets                                        130,782,593      33,751,873       8,404,988      16,972,919    169,334,874
==============================================================================================================================

  Net Assets:
==============================================================================================================================
    Capital                                         129,454,449      27,973,431       6,728,394      17,586,660    169,334,874
    Accumulated undistributed net realized
      gain (loss) from investments                    1,330,199         (89,329)             12      (1,149,099)           ---
    Net unrealized appreciation of investments           (2,055)      5,867,771       1,676,582         535,358            ---

  Net Assets                                       $130,782,593     $33,751,873      $8,404,988     $16,972,919   $169,334,874
==============================================================================================================================

    Capital Stock Outstanding                        23,911,234       1,819,493         474,265         801,162    169,334,874
      (indefinite number of shares authorized, $0.10 par value)

    Net Asset Value, Offering and
      Redemption Price Per Share                          $5.47          $18.55          $17.72          $21.19          $1.00
------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                                     THE U.S.
                                                                        HIGHLANDS     TOTAL RETURN  GOVERNMENT    MONEY
                                                          MUIRFIELD     GROWTH        UTILITIES     BOND          MARKET
                                                          FUND          FUND          FUND          FUND          FUND
-------------------------------------------------------------------------------------------------------------------------------

  Net Investment Income from Corresponding Portfolio:
===============================================================================================================================
    Interest                                               $2,768,595      $204,460       $10,004      $972,641     $7,911,734
    Dividends                                               1,026,093       483,516       199,520           ---            ---
    Expenses                                               (1,138,106)     (424,305)      (99,159)      (95,196)      (257,032)
  Total Net Investment Income from Corresponding Portfolio  2,656,582       263,671       110,365       877,445      7,654,702
===============================================================================================================================
  Fund Expenses:
===============================================================================================================================
    Administrative fee                                         62,592        15,930         2,276         7,515         64,760
    Transfer agent fees                                       135,254        30,185         5,820         9,904        107,918
    Audit fees                                                  3,446         2,940         2,610         2,458          3,506
    Legal fees                                                  2,340        12,783         3,114         2,331          3,150
    Printing                                                   20,157        13,622         2,233         3,068         33,714
    Amortization of organizational costs                          ---           ---         5,022           ---            ---
    Distribution plan                                         238,990        63,425        15,544        27,682        106,810
    Postage                                                    19,249         7,172         1,775         2,988         32,771
    Registration and filing fees                                7,932        13,924        10,888         9,835         12,289
    Insurance                                                   1,843           397            62           261          2,162
    Other expenses                                             17,828         7,766         5,100         4,930         28,264
  Total Expenses                                              509,631       168,144        54,444        70,972        395,344
===============================================================================================================================
    Expenses reimbursed by investment adviser                     ---           ---       (41,788)          ---        (92,400)
    Net Expenses                                              509,631       168,144        12,656        70,972        302,944
===============================================================================================================================
  NET INVESTMENT INCOME                                     2,146,951        95,527        97,709       806,473      7,351,758
===============================================================================================================================
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    FROM INVESTMENTS:
===============================================================================================================================
    Net realized gains (losses) from futures contracts      6,583,775       850,449           ---       178,131            ---
    Net realized gains (losses) from investments           13,220,546     4,450,390       534,844      (434,282)           ---
    Net change in unrealized appreciation
      of investments                                         (579,123)    2,704,273     1,123,897       649,920            ---
  NET GAIN (LOSS) FROM INVESTMENTS                         19,225,198     8,005,112     1,658,741       393,769            ---
===============================================================================================================================
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                             $21,372,149    $8,100,639    $1,756,450    $1,200,242     $7,351,758
===============================================================================================================================

See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                                U.S.
                                                                HIGHLANDS       TOTAL RETURN    GOVERNMENT      MONEY
                                                MUIRFIELD       GROWTH          UTILITIES       BOND            MARKET
                                                FUND            FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS:
===============================================================================================================================
  OPERATIONS:
===============================================================================================================================
    Net investment income                          $2,146,951         $95,527         $97,709        $806,473     $7,351,758
    Net realized gain (loss) from investments
      and futures contracts                        19,804,321       5,300,839         534,844        (256,151)           ---
    Net change in unrealized appreciation/(depreciation)
      of investments                                 (579,123)      2,704,273       1,123,897         649,920            ---
  Net increase in net assets
    resulting from operations                      21,372,149       8,100,639       1,756,450       1,200,242      7,351,758
===============================================================================================================================
  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                          (2,146,950)        (95,536)        (97,709)       (806,470)    (7,351,758)
    Net realized gain from investments
      and futures contracts                       (18,486,618)     (4,050,674)       (534,832)            ---            ---
    Net decrease in net assets resulting
      from dividends and distributions            (20,633,568)     (4,146,210)       (632,541)       (806,470)    (7,351,758)
===============================================================================================================================

  CAPITAL TRANSACTIONS:
    Issued                                         27,440,621      40,445,381       2,971,480       4,843,059    440,552,839
    Reinvested                                     20,501,858       4,073,675         609,798         771,226      7,195,653
    Redeemed                                      (39,233,074)    (38,925,468)     (1,374,317)     (6,817,743)  (398,361,115)
  Net increase (decrease) in net assets resulting
  from capital share transactions                   8,709,405       5,593,588       2,206,961      (1,203,458)    49,387,377
  TOTAL INCREASE (DECREASE) IN NET ASSETS           9,447,986       9,548,017       3,330,870        (809,686)    49,387,377
===============================================================================================================================
  NET ASSETS - Beginning of period                121,334,607      24,203,856       5,074,118      17,782,605    119,947,497
  NET ASSETS - End of period                     $130,782,593     $33,751,873      $8,404,988     $16,972,919   $169,334,874
===============================================================================================================================
  SHARE TRANSACTIONS:
    Issued                                          4,484,460       2,120,698         186,359         236,594    440,552,839
    Reinvested                                      3,695,889         220,003          34,996          37,521      7,195,653
    Redeemed                                       (6,468,067)     (1,996,447)        (85,714)       (334,564)  (398,361,115)
  Change in shares                                  1,712,282         344,254         135,641         (60,449)    49,387,377
-------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1996
                                                                                                   U.S.
                                                                 HIGHLANDS        TOTAL RETURN     GOVERNMENT       MONEY
                                                MUIRFIELD        GROWTH           UTILITIES        BOND             MARKET
                                                FUND             FUND             FUND             FUND             FUND

  INCREASE (DECREASE) IN NET ASSETS:
===========================================================================================================================
  OPERATIONS:
===========================================================================================================================
    Net investment income                          $1,865,318        $495,160         $94,951        $808,621    $8,138,831
    Net realized gain (loss) from investments
      and futures contracts                        10,225,068      (1,313,621)        209,382          34,127           ---
    Net change in unrealized appreciation
      of investments                               (5,306,075)      3,055,094         219,393         776,909)          ---
  Net increase in net assets
    resulting from operations                       6,784,311       2,236,633         523,726          65,839     8,138,831
===========================================================================================================================
  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

    Net investment income                          (1,865,319)       (495,151)        (94,951)        808,624)   (8,138,831)
    Net realized gain from investments
      and futures contracts                        (9,879,664)            ---        (208,703)            ---           ---
    Net decrease in net assets resulting
      from dividends and distributions            (11,744,983)       (495,151)       (303,654)       (808,624)   (8,138,831)
===========================================================================================================================

  CAPITAL TRANSACTIONS:
    Issued                                         31,306,972       3,904,506       2,105,006       4,221,575   389,806,633
    Reinvested                                     11,652,407         488,159         261,364         731,408     7,883,875
    Redeemed                                      (28,415,321)     (6,561,166)       (393,419)     (2,475,250) (418,830,047)
  Net increase (decrease) in net assets resulting
    from capital share transactions                14,544,058      (2,168,501)      1,972,951       2,477,733   (21,139,539)
  TOTAL INCREASE (DECREASE) IN NET ASSETS           9,583,386        (427,019)      2,193,023       1,734,948   (21,139,539)
===========================================================================================================================
  NET ASSETS - Beginning of period                111,751,221      24,630,875       2,881,095      16,047,657   141,087,036
  NET ASSETS - End of period                     $121,334,607     $24,203,856      $5,074,118     $17,782,605  $119,947,497
===========================================================================================================================
  SHARE TRANSACTIONS:
    Issued                                          5,310,158         246,129         143,939         201,655   389,806,633
    Reinvested                                      2,132,111          30,498          17,645          35,083     7,883,875
    Redeemed                                       (4,745,388)       (406,881)        (26,688)       (118,887) (418,830,047)
  Change in shares                                  2,696,881        (130,254)        134,896         117,851   (21,139,539)
---------------------------------------------------------------------------------------------------------------------------

  See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
THE MUIRFIELD FUND
                                                                       Years Ended December 31,
                                                  -----------------------------------------------------------------------
                                                    1997         1996         1995         1994         1993         1992

Net Asset Value, Beginning of Period               $5.47        $5.73        $5.34        $5.36        $6.25        $6.43
   Income from Investment Operations
   Net Investment Income                            0.11         0.10         0.06         0.14        (0.01)        0.06
   Net Gains or Losses from Securities
      (both realized and unrealized)                0.91         0.25         1.31            -         0.45         0.34
   Total From Investment Operations                 1.02         0.35         1.37         0.14         0.44         0.40

Less Distributions
   Dividends (from net investment income)          (0.11)       (0.10)       (0.06)       (0.14)       (0.02)       (0.06
   Distributions (from capital gains)              (0.91)       (0.51)       (0.92)       (0.02)       (1.31)       (0.52)
   Total Distributions                             (1.02)       (0.61)       (0.98)       (0.16)       (1.33)       (0.58)

Net Asset Value, End of Period                     $5.47        $5.47        $5.73        $5.34        $5.36        $6.25

Total Return                                       18.59%        5.99%       25.82%        2.70%        8.11%        6.91%

Ratios/Supplemental Data
   Net Assets, End of Period ($000)             $130,783     $121,335     $111,751      $83,119      $73,063      $55,280
   Ratio of Expenses to Average Net Assets          1.29%        1.19%        1.26%        1.22%        1.26%        1.40%
   Ratio of Net Investment Income to
      Average Net Assets                            1.69%        1.54%        0.97%        2.55%       -0.13%        1.05%
   Portfolio Turnover Rate*                       395.42%      297.41%      186.13%      168.17%      279.56%      324.14%

*Turnover rate of corresponding portfolio


See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
THE HIGHLANDS GROWTH FUND

                                                                       Years Ended December 31,
                                                   -----------------------------------------------------------------------
                                                     1997         1996         1995         1994         1993         1992

Net Asset Value, Beginning of Period               $16.41       $15.34       $13.08       $13.45       $12.70       $12.05
   Income from Investment Operations
   Net Investment Income                             0.06         0.31         0.50         0.27         0.09         0.18
   Net Gains or Losses from Securities
      (both realized and unrealized)                 4.73         1.07         2.68        (0.37)        0.82         0.58
   Total From Investment Operations                  4.79         1.38         3.18        (0.10)        0.91         0.76

Less Distributions
   Dividends (from net investment income)           (0.06)       (0.31)       (0.50)       (0.27)       (0.16)       (0.11)
   Distributions (from capital gains)               (2.59)          --        (0.42)          --           --           --
   Total Distributions                              (2.65)       (0.31)       (0.92)       (0.27)       (0.16)       (0.11)

Net Asset Value, End of Period                     $18.55       $16.41       $15.34       $13.08       $13.45       $12.70

Total Return                                        29.28%        9.08%       24.61%       -0.69%        7.21%        6.35%

Ratios/Supplemental Data
   Net Assets, End of Period ($000)               $33,752      $24,204      $24,631      $22,176      $26,171      $25,534
   Ratio of Expenses to Average Net Assets           1.87%        1.65%        1.64%        1.63%        1.51%        1.51%
   Ratio of Net Investment Income to
      Average Net Assets                             0.30%        1.92%        3.38%        1.95%        0.69%        1.31%
   Portfolio Turnover Rate*                        129.79%       81.66%      337.57%      102.76%       99.54%       39.03%

*Turnover rate of corresponding portfolio


See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
THE TOTAL RETURN UTILITIES FUND

                                                                                       Period
                                                    Year Ended December 31,        June 21, 1995*
                                                    1997               1996        to Dec. 31, 1995

Net Asset Value, Beginning of Period              $14.98             $14.14              $12.50

Income from Investment Operations
   Net Investment Income                            0.25               0.37                0.21
   Net Gains or Losses from Securities
      (both realized and unrealized)                3.99               1.48                1.64
   Total From Investment Operations                 4.24               1.85                1.85

Less Distributions
   Dividends (from net investment income)          (0.25)             (0.37)              (0.21)
   Distributions (from capital gains)              (1.25)             (0.64)                 --
   Total Distributions                             (1.50)             (1.01)              (0.21)

Net Asset Value, End of Period                    $17.72             $14.98              $14.14
Total Return                                       28.68%             13.33%              15.00%

Ratios/Supplemental Data
   Net Assets, End of Period ($000)               $8,405             $5,074              $2,881
   Ratio of Expenses to Average Net Assets          1.80%              1.25%               1.25%(1)
   Ratio of Net Investment Income to
      Average Net Assets                            1.57%              2.55%               3.18%(1)
   Ratio of Expenses to Average Net Assets,
      before waiver of fees(2)                      2.51%              2.95%               4.35%(1)
   Ratio of Net Investment Income to Average
      Net Assets, before waiver of fees(2)          0.86%              0.85%               0.08%(1)
   Portfolio Turnover Rate(3)                      41.22%             50.79%               5.06%

(1) Annualized
(2) Includes directed brokerage payments in corresponding portfolio.
(3) Turnover rate of corresponding portfolio
* Date of commencement of operations


See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
THE U.S. GOVERNMENT BOND FUND

                                                                          Years Ended December 31,
                                                   -----------------------------------------------------------------------
                                                     1997         1996         1995         1994         1993         1992

Net Asset Value, Beginning of Period               $20.64       $21.58       $19.25       $20.18       $19.46       $19.84
   Income from Investment Operations
   Net Investment Income                             0.99         0.96         1.11         0.72         0.86         0.99
   Net Gains or Losses from Securities
      (both realized and unrealized)                 0.55        (0.94)        2.33        (0.93)        0.71        (0.38)
   Total From Investment Operations                  1.54         0.02         3.44        (0.21)        1.57         0.61

Less Distributions
   Dividends (from net investment income)           (0.99)       (0.96)       (1.11)       (0.72)       (0.85)       (0.99)
   Total Distributions                              (0.99)       (0.96)       (1.11)       (0.72)       (0.85)       (0.99)

Net Asset Value, End of Period                     $21.19       $20.64       $21.58       $19.25       $20.18       $19.46

Total Return                                         7.70%        0.15%       18.32%       -0.99%        8.21%        3.26%

Ratios/Supplemental Data
   Net Assets, End of Period ($000)               $16,973      $17,783      $16,048      $12,983      $13,137      $11,100
   Ratio of Expenses to Average Net Assets           1.00%        1.00%        1.00%        1.00%        0.99%        1.00%
   Ratio of Net Investment Income to
      Average Net Assets                             4.85%        4.61%        5.41%        3.71%        4.25%        5.13%
   Ratio of Expenses to Average Net Assets,
      before waiver of fees(1)                       1.14%        1.06%        1.14%        1.14%        1.09%        1.21%
   Ratio of Net Investment Income to Average
      Net Assets, before waiver of fees(1)           4.71%        4.55%        5.27%        3.57%        4.15%        4.92%
   Portfolio Turnover Rate(2)                      375.64%      778.59%      232.34%      707.57%      235.74%      100.53%

(1) Includes fees waived in corresponding portfolio
(2) Represents turnover rate of corresponding portfolio


See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
MONEY MARKET FUND

                                                                          Years Ended December 31,
                                                  -----------------------------------------------------------------------
                                                     1997        1996         1995         1994         1993         1992

Net Asset Value, Beginning of Period                $1.00       $1.00        $1.00        $1.00        $1.00        $1.00
   Income from Investment Operations
   Net Investment Income                             0.053       0.05         0.06         0.04         0.03         0.04
   Total From Investment Operations                  0.053       0.05         0.06         0.04         0.03         0.04

Less Distributions
   Dividends (from net investment income)           (0.053)     (0.05)       (0.06)       (0.04)       (0.03)       (0.04)
   Total Distributions                              (0.053)     (0.05)       (0.06)       (0.04)       (0.03)       (0.04)
Net Asset Value, End of Period                      $1.00       $1.00        $1.00        $1.00        $1.00        $1.00

Total Return                                         5.38%       5.27%        5.85%        4.10%        2.98%        3.70%

Ratios/Supplemental Data

   Net Assets, End of Period ($000)              $169,335    $119,947     $141,087     $164,838     $200,030     $245,259
   Ratio of Expenses to Average Net Assets           0.40%       0.40%        0.40%        0.37%        0.37%        0.35%
   Ratio of Net Investment Income to
      Average Net Assets                             5.26%       5.15%        5.70%        4.02%        2.94%        3.68%
   Ratio of Expenses to Average Net Assets,
      before waiver of fees                          0.59%       0.58%        0.64%        0.57%        0.57%        0.56%
   Ratio of Net Investment Income to Average
      Net Assets, before waiver of fees(1)           5.07%       4.97%        5.46%        3.82%        2.74%        3.47%

(1) Includes fees waived in corresponding portfolio


See accompanying notes to financial statements

THE FLEX-FUNDS NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

1.       ORGANIZATION

The Flex-funds Trust (the "Trust") was organized in 1982 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers five separate series, and it is presently comprised of five separate funds as follows: The Muirfield Fund, The Highlands Growth Fund (formerly The Growth Fund), The Total Return Utilities Fund, The U.S. Government Bond Fund and The Money Market Fund (each a "Fund" and collectively the "Funds"). Each Fund invests all of its investable assets in a corresponding open-end management investment company (each a "Portfolio" and collectively the "Portfolios") having the same investment objective as the Fund. Each Fund, each Portfolio into which the Fund invests and the percentage of each Portfolio owned by the respective Fund is as follows:

                                                         PERCENTAGE OF PORTFOLIO
                                                         OWNED BY FUND AS OF
FUND                               PORTFOLIO             DECEMBER 31, 1997

The Muirfield Fund                 Mutual Fund Portfolio           90%
The Highlands Growth Fund          Growth Stock Portfolio          99%
The Total Return Utilities Fund    Utilities Stock Portfolio       76%
The U.S. Government Bond Fund      Bond Portfolio                 100%
The Money Market Fund              Money Market Portfolio          29%


The financial statements of the Portfolios, including the Portfolios of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of each respective Fund.

2.       SIGNIFICANT ACCOUNTING POLICES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

Each Fund values its investment in the corresponding Portfolio at fair value. Valuation of securities held by each Portfolio is further described at Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

Income Taxes

It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.

Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Muirfield Fund and The Highlands Growth Fund declare dividends from net investment income on a quarterly basis. The Total Return Utilities Fund declares dividends from net investment income on a monthly basis. The U.S. Government Bond Fund and The Money Market Fund declare dividends from net investment income on a daily basis and pay such dividends on a monthly basis. Each Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, and differing treatment of unrealized gains and losses of futures contracts held by the Fund's corresponding Portfolio. Permanent book and tax basis differences have been reclassified among the components of net assets.

Organizational Costs

The costs related to the organization of each of the five Funds have been deferred and are being amortized by each Fund on a straight-line basis over a five-year period. Such costs for The Muirfield Fund, The Highlands Growth Fund, The U.S. Government Bond Fund, and The Money Market Fund have been fully amortized.

Expenses

Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund's relative net assets or other appropriate basis. The Funds record daily their proportionate share of the corresponding portfolio's income, expenses and realized and unrealized gains and losses.

3.       AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides each Portfolio with investment management, research, statistical and advisory services. Under separate Investment Subadvisory Agreements with RMA, Sector Capital Management, Inc. and Miller/Howard Investments, Inc. serve as subadvisor of the Growth Stock Portfolio and the Utilities Stock Portfolio, respectively. Sub-subadvisers, selected by Sector Capital Management, Inc., subject to the review and approval of the Trustees of the Growth Stock Portfolio, are responsible for the selection of individual portfolio securities for the assets of the Portfolio assigned to them by Sector Capital Management, Inc.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee calculated as follows. For The Muirfield Fund, The Highlands Growth Fund, and The Total Return Utilities Fund, such fee is equal to the greater of $15 per active shareholder account or 0.10% of the Fund's average daily net assets. For The U.S. Government Bond Fund, such fee is equal to the greater of $15 per active shareholder account or 0.06% of the Fund's average daily net assets. For The Money Market Fund, such fee is equal to the greater of $20 per active shareholder account or 0.06% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 for each Fund.

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo an annual fee equal to 0.05% of each Fund's average daily net assets. Prior to January 31, 1997, such fees were payable at an annual rate of 0.03% of average daily net assets.

RMA has voluntarily agreed to reimburse operating expenses of The Money Market Fund and The Total Return Utilities Fund. For the year ended December 31, 1997, such reimbursements, including fees waived in the corresponding portfolio were 0.19% and 0.71% of average daily net assets of The Money Market Fund and The Total Return Utilities Fund, respectively. Such reimbursement, which is subject to change, is limited to the total of fees charged the Fund by RMA.

Pursuant to Rule 12b-1 of the Act, each Fund has adopted a Distribution Plan (the "Plan"). Under the provisions of each Plan, the Fund may incur certain expenses associated with the distribution of fund shares in amounts not to exceed an annual limitation. Such limitation, on an annual basis, is 0.20% of the average daily net assets of each Fund, 0.25% of the average daily net assets of The Total Return Utilities Fund.

Certain officers of the Funds and trustees of the Trust and the Portfolios are also officers or directors of MII, RMA and MFSCo.

4.       FEDERAL INCOME TAX INFORMATION

At December 31, 1997, The U.S. Government Bond Fund had unused capital loss carryforwards available to offset future capital gains, if any, for Federal income tax purposes. The following table sets forth the amount of such losses and the years such losses expire.

AMOUNT OF CAPITAL LOSS CARRYFOWARD        YEAR EXPIRES
$ 48,902                                     1998
  614,421                                    2002
  256,151                                    2005

5.       CAPITAL GAIN DISTRIBUTIONS (UNAUDITED)

Capital gain distributions from long-term capital gains for the Funds for the year ended December 31, 1997 were as follows:

FUND                                   28% RATE GAIN           20% RATE GAIN

                                    Amount   % of total     Amount   % of total
The Muirfield Fund               $2,916,067     37.8%    $4,788,136    61.2%
The Highlands Growth Fund         2,709,173     84.3%       504,852    15.7%
The Total Return Utilities Fund      53,313     16.1%       278,568    83.9%

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of The Flex-funds:

We have audited the accompanying statements of assets and liabilities of The Flex-funds (including, respectively, The Muirfield Fund, The Highlands Growth Fund (formerly The Growth Fund), The Total Return Utilities Fund, The U.S. Government Bond Fund and The Money Market Fund), as of December 31, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of The Flex-funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising The Flex-funds at December 31, 1997, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                        KPMG Peat Marwick LLP
Columbus, Ohio
February 12, 1998

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                                    MUTUAL        GROWTH       UTILITIES                     MONEY
                                                     FUND          STOCK         STOCK         BOND         MARKET
                                                   PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO


Assets:
  Investments at market value*                   $123,381,910   $33,366,440   $10,363,759   $15,816,474  $508,449,625
  Repurchase agreements, at cost*                  12,968,000       463,000       304,000       782,000    74,048,000
  Cash                                                    947           507           347           851           551
  Options purchased (cost $27,378,320)             17,600,000           ---           ---           ---           ---
  Receivable for net variation margin on
     futures contracts                                 12,800           ---           ---           ---           ---
  Interest receivable                                 264,050            88            57       325,551     5,477,161
  Dividends receivable                                 24,817        52,213        15,135           ---           ---
  Prepaid/Other assets                                 13,924         9,407            27           166         2,005
  Unamortized organization costs                          ---           ---         8,288           ---           ---
Total Assets                                      154,266,448    33,891,655    10,691,613    16,925,042   587,977,342
=====================================================================================================================

Liabilites:
  Payable for securities purchased                        ---       433,199           ---           ---       261,255
  Payable for net variation margin on futures contracts   ---           350           ---           ---           ---
  Options written (premiums received $19,383,673)   9,604,000           ---           ---           ---           ---
  Payable to investment adviser                        97,671        30,236         8,829         3,349        78,989
  Accrued audit fees                                    6,663         6,760         6,793         6,157        10,852
  Accrued custodian fees                                3,826         3,520           588         1,459         5,729
  Accrued trustee fees                                 14,032         3,883         2,374         2,235         2,369
  Accrued fund accounting fees                          3,931         2,719           849         1,618         8,656
  Other accrued liabilities                             3,632        17,025         2,462         1,550         2,753
Total Liabilities                                   9,733,755       497,692        21,895        16,368       958,695
=====================================================================================================================

Net Assets                                        144,532,693    33,393,963    10,669,718    16,908,674   587,018,647
=====================================================================================================================
Net Assets:
=====================================================================================================================
  Capital                                         145,227,170    27,521,228     8,402,733    16,373,316   587,018,647
  Net unrealized appreciation (depreciation) of
     investments                                     (694,477)    5,872,735     2,266,985       535,358
  Net Assets                                     $144,532,693   $33,393,963   $10,669,718   $16,908,674  $587,018,647
=====================================================================================================================
  *Securities at cost                             137,058,540    27,956,355     8,400,774    16,063,116   582,497,625


  See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                    MUTUAL       GROWTH     UTILITIES                   MONEY
                                                     FUND        STOCK        STOCK         BOND        MARKET
                                                  PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO


NET INVESTMENT INCOME
================================================================================================================
  Interest                                        $3,091,061     $205,328      $20,737     $972,641  $29,260,441
  Dividends                                        1,145,496      485,616      279,789          ---          ---
Total Investment Income                            4,236,557      690,944      300,526      972,641   29,260,441
================================================================================================================

Expenses:
================================================================================================================
  Investment advisory fees                         1,130,843      317,772       88,486       66,626    1,436,168
  Audit fees                                           9,215        9,421        9,223        8,564       14,851
  Custodian fees                                      15,690       35,996        4,425        6,803       36,718
  Trustees fees and expenses                          42,679        9,347        7,454        7,570        7,762
  Legal fees                                           3,331       11,491        3,053        3,339        3,307
  Amortization of organization cost                    4,924        2,545        8,972        2,545        2,545
  Accounting fees                                     50,886       34,029       13,098       21,517       89,048
  Insurance                                            2,242          467           80          285        5,027
  Other expenses                                      10,982        5,233       11,131        1,470       11,241
Total Expenses                                     1,270,792      426,301      145,922      118,719    1,606,667
================================================================================================================
  Investment advisory fees waived                        ---          ---          ---      (23,523)    (661,390)
  Directed brokerage payments received                   ---          ---       (3,934)         ---          ---
Total Net Expenses                                 1,270,792      426,301      141,988       95,196      945,277
================================================================================================================

NET INVESTMENT INCOME                              2,965,765      264,643      158,538      877,445   28,315,164
================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS:
================================================================================================================
  Net realized gain from futures contracts         7,384,735      851,686          ---      178,131          ---
  Net realized gain (loss) from investments       15,349,402    4,450,516      769,055     (434,282)         ---
  Net change in unrealized appreciation
    (depreciation) of investments                 (1,244,081)   2,709,218    1,487,258      649,921          ---
NET GAIN (LOSS) ON INVESTMENTS                    21,490,056    8,011,420    2,256,313      393,770          ---
================================================================================================================
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                      $24,455,821   $8,276,063   $2,414,851   $1,271,215  $28,315,164


  See accompanying notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                     MUTUAL         GROWTH       UTILITIES                       MONEY
                                                      FUND          STOCK          STOCK           BOND          MARKET
                                                   PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO

INCREASE (DECREASE) IN NET ASSETS:
==========================================================================================================================
OPERATIONS:
==========================================================================================================================
  Net investment income                             $2,965,765       $264,643       $158,538       $877,445    $28,315,164
  Net realized gain (loss) from investments
    and futures contracts                           22,734,137      5,302,202        769,055       (256,151)           ---
  Net change in unrealized appreciation
    (depreciation) of investments                   (1,244,081)     2,709,218      1,487,258        649,921            ---
  Net increase in net assets
    resulting from operations                       24,455,821      8,276,063      2,414,851      1,271,215     28,315,164

TRANSACTIONS OF INVESTORS' BENEFICIAL INTERESTS:
==========================================================================================================================
  Contributions                                     27,375,051     40,513,401      2,517,724      4,973,499  3,784,994,914
  Withdrawals                                      (42,837,747)   (39,809,183)    (2,227,211)    (7,127,634)(3,579,221,656)
Net increase (decrease) in net assets resulting from
  transactions of investors' beneficial interests  (15,462,696)       704,218        290,513     (2,154,135)   205,773,258

TOTAL INCREASE (DECREASE) IN NET ASSETS              8,993,125      8,980,281      2,705,364       (882,920)   234,088,422
==========================================================================================================================

NET ASSETS - Beginning of period                   135,539,568     24,413,682      7,964,354     17,791,594    352,930,225

NET ASSETS - End of period                        $144,532,693    $33,393,963    $10,669,718    $16,908,674   $587,018,647



                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                                     MUTUAL         GROWTH        UTILITIES                      MONEY
                                                      FUND           STOCK          STOCK          BOND          MARKET
                                                    PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO

INCREASE (DECREASE) IN NET ASSETS:
==========================================================================================================================
OPERATIONS:
==========================================================================================================================
  Net investment income                             $2,510,343       $601,083       $146,376       $876,027    $19,455,266
  Net realized gain (loss) from investments
    and futures contracts                           10,575,124     (1,313,610)       348,392         34,126            ---
  Net change in unrealized appreciation
    (depreciation) of investments                   (5,130,740)     3,055,094        357,308       (776,915)           ---
  Net increase in net assets
    resulting from operations                        7,954,727      2,342,567        852,076        133,238     19,455,266

TRANSACTIONS OF INVESTORS' BENEFICIAL INTERESTS:
==========================================================================================================================
  Contributions                                     32,575,692      4,020,512      5,138,546      4,220,008  1,414,075,891
  Withdrawals                                      (27,099,980)    (6,486,427)    (2,317,138)    (2,627,674)(1,335,249,306)
Net increase (decrease) in net assets resulting from
  transactions of investors' beneficial interests    5,475,712     (2,465,915)     2,821,408      1,592,334     78,826,585

TOTAL INCREASE (DECREASE) IN NET ASSETS             13,430,439       (123,348)     3,673,484      1,725,572     98,281,851
==========================================================================================================================

NET ASSETS - Beginning of period                   122,109,129     24,537,030      4,290,870     16,066,022    254,648,374

NET ASSETS - End of period                        $135,539,568    $24,413,682     $7,964,354    $17,791,594   $352,930,225


  See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS

MUTUAL FUND PORTFOLIO

                                                                     Year Ended December 31,
                                                  1997             1996         1995         1994         1993

   Net Assets, End of Period ($000)           $144,533         $135,540     $122,109      $83,185      $81,605
   Ratio of Expenses to Average Net Assets*       0.89%            0.87%        0.95%        1.01%        1.03%
   Ratio of Net Investment Income to
      Average Net Assets                          2.08%            1.86%        1.26%        2.76%        0.09%
   Portfolio Turnover Rate                      395.42%          297.41%      186.13%      168.17%      279.56%
   Average Commission Rate paid(2)               $0.0800            ---          ---          n/a          n/a


GROWTH STOCK PORTFOLIO

                                                                    Year Ended December 31,
                                                  1997             1996         1995         1994         1993

   Net Assets, End of Period ($000)            $33,394          $24,414      $24,537      $22,169      $26,172
   Ratio of Expenses to Average Net Assets        1.34%            1.24%        1.25%        1.23%        1.23%
   Ratio of Net Investment Income to
      Average Net Assets                          0.83%            2.33%        3.78%        2.35%        0.99%
   Portfolio Turnover Rate                      129.79%           81.66%      337.57%      102.76%       99.54%
   Average Commission Rate paid(2)               $0.0623          $0.0910      $0.0806        N/A          N/A


UTILITIES STOCK PORTFOLIO

                                                                                               Period
                                                            Year Ended December 31,       June 21, 1995* to
                                                          1997                   1996     December 31, 1995

   Net Assets, End of Period ($000)                    $10,670                 $7,964              $4,291
   Ratio of Expenses to Average Net Assets               1.60%                  1.61%               2.32%(1)
   Ratio of Net Investment Income to
      Average Net Assets                                 1.79%                  2.24%               2.09%(1)
   Portfolio Turnover Rate                              41.22%                 50.79%               5.06%
   Average brokerage commission per share(2)            $0.0600                $0.0600             $0.0600

(1) Annualized
(2) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold by the Portfolio for which commissions were charged. Disclosure is not required for periods ended before December 31, 1995.
* Date of commencement of operations


See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS

BOND PORTFOLIO

                                                                       Year Ended December 31,
                                                   1997            1996         1995         1994         1993

   Net Assets, End of Period ($000)             $15,274         $17,792      $16,066      $13,008      $13,178
   Ratio of Expenses to Average Net Assets         0.57%           0.61%        0.57%        0.56%        0.60%
   Ratio of Net Investment Income to
      Average Net Assets                           5.27%           4.99%        5.82%        4.15%        4.62%
   Ratio of Expenses to Average Net Assets,
      before waiver of fees                        0.71%           0.68%        0.71%        0.70%        0.71%
   Ratio of Net Investment Income to Average
   Net Assets, before waiver of fees               5.13%           4.92%        5.68%        4.01%        4.51%
   Portfolio Turnover Rate                       375.64%         778.59%      232.34%      707.57%      235.74%


MONEY MARKET PORTFOLIO

                                                                      Year Ended December 31,
                                                   1997            1996         1995         1994         1993

   Net Assets, End of Period ($000)            $587,019        $352,930     $256,126     $224,523     $200,148
   Ratio of Expenses to Average Net Assets         0.18%           0.19%        0.21%        0.19%        0.19%
   Ratio of Net Investment Income to
      Average Net Assets                           5.47%           5.34%        5.87%        4.28%        3.09%
   Ratio of Expenses to Average Net Assets,
      before waiver of fees                        0.31%           0.33%        0.37%        0.39%        0.40%
   Ratio of Net Investment Income to Average
      Net Assets, before waiver of fees            5.34%           5.20%        5.70%        4.08%        2.88%


See accompanying notes to financial statements

MUTUAL FUND PORTFOLIO, GROWTH STOCK PORTFOLIO, UTILITIES STOCK PORTFOLIO, BOND PORTFOLIO, MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

1.       ORGANIZATION

Each Fund of The Flex-funds Trust (the "Trust") invests all of its investable assets in a corresponding open-end management investment company (each a "Portfolio" and collectively the "Portfolios") having the same investment objective as the Fund. Each Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. Each Declaration of Trust permits the Trustees, who are the same for each Portfolio, to issue beneficial interests in each Portfolio.

The investment objective of each Portfolio is as follows:

The Mutual Fund Portfolio seeks growth of capital through investment in the shares of other mutual funds.

The Growth Stock Portfolio seeks capital growth by investing in a diversified portfolio of domestic common stocks with greater than average growth characteristics selected primarily from the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

The Utilities Stock Portfolio seeks a high level of current income and growth of income by investing primarily in equity securities of domestic and foreign public utility companies; however, it will not invest in electric utilities whose generation of power is derived from nuclear reactors. The Portfolio also seeks capital appreciation, but only when consistent with its primary investment objective.

The Bond Portfolio seeks to maximize current income through investment in securities which are issued, or guaranteed as to payment of principal and interest, by the U.S. government or any of its agencies or instrumentalities.

The Money Market Portfolio seeks current income and stable net asset values through investment in a portfolio of money market instruments.

The financial statements of the Funds are included elsewhere in this report.

2.       SIGNIFICANT ACCOUNTING POLICES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Securities which are traded on stock exchanges are valued at the last sales price as of the close of business of the New York Stock Exchange on the day of valuation or, lacking any sales, at the closing bid prices. Securities traded over-the-counter are valued at the most recent bid price or yield equivalent as obtained from one or more dealers that make markets in such securities. Mutual funds are valued at the daily redemption value as reported by the underlying fund. The Bond Portfolio values the securities held at 3:00 pm eastern time. The Portfolios obtain prices from independent pricing services which use valuation techniques approved by the Board of Trustees.

Money market securities held in the Money Market Portfolio are valued at amortized cost, which approximates market value. Money market securities held in the four remaining Portfolios maturing more than sixty days after the valuation date are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing within sixty days from their date of acquisition are valued at amortized cost.

Repurchase Agreements

Each Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Futures & Options

Each Portfolio, except the Money Market Portfolio, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the portfolio, or which it intends to purchase. Such transactions may be considered trading activity under generally accepted accounting principles. The expectation is that any gain or loss on such transactions will be substantially offset by any gain or loss on the securities in the underlying portfolio or on those which are being considered for purchase.

To the extent that the Portfolio enters into futures contracts on an index or group of securities the Portfolio exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the market value of the index. Upon entering into a futures contract the Portfolio is required to deposit an initial margin, which is either cash or securities in an amount equal to a certain percentage of the contract value. Subsequently, the variation margin, which is equal to changes in the daily settlement price or last sale price on the exchanges where they trade, is received or paid. The Portfolios record realized gains or losses for the daily variation margin when they are recorded as gains or losses from futures contracts.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Portfolio to the loss of the premium paid if the Portfolio does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in value are recorded as an unrealized appreciation or depreciation until closed, exercised or expired.

The Portfolios may write covered call or put options for which premiums received are recorded in as liabilities and are subsequently adjusted to current market value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Portfolio records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Portfolio records realized gains for the entire amount of premiums received.

During the year ended December 31, 1997 the Portfolios had the following activity in futures contracts and written option contracts:

LONG FUTURES CONTRACTS                 NUMBER OF CONTRACTS       NOTIONAL AMOUNT
================================================================================
Mutual Fund Portfolio:
   Outstanding, beginning of year              260                 $92,637,850
   Contracts opened                          1,173                 383,416,903
   Contracts closed                         (1,323)               (450,989,853)
   Outstanding, end of year                    110                  25,064,900
================================================================================
Growth Stock Portfolio:
   Outstanding, beginning of year               21                  $7,817,250
   Contracts opened                            139                  47,173,843
   Contracts closed  (153)    (53,280,056)
   Outstanding, end of year   7       1,711,037
================================================================================
Bond Portfolio:
   Outstanding, beginning of year              ---                         ---
   Contracts opened                            306                 $31,947,563
   Contracts closed                           (306)                (31,947,563)
   Outstanding, end of year                    ---                         ---

                                COVERED PUT OPTIONS       COVERED CALL OPTIONS
                               Number of                 Number of
                               contracts    Premiums     contracts     Premiums
================================================================================
Mutual Fund Portfolio:
   Outstanding, beginning of year    ---         ---           ---          ---
   Options written                 4,000  $7,391,887         4,000  $11,991,787
   Outstanding, end of year        4,000   7,391,887         4,000   11,991,787
================================================================================
Growth Stock Portfolio:
   Outstanding, beginning of year    ---         ---           ---          ---
   Options written                   ---         ---           140      $34,315
   Options expired                   ---         ---          (140)     (34,315)
   Outstanding, end of year          ---         ---           ---          ---
================================================================================
Bond Portfolio:
   Outstanding, beginning of year    ---         ---           ---          ---
   Options written                   ---         ---            20      $15,495
   Options exercised                 ---         ---           (20)     (15,495)
   Outstanding, end of year          ---         ---           ---          ---
================================================================================

Income Taxes

It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no Federal income tax provision is required.

Organizational Costs

The costs related to the organization of each Portfolio have been deferred and are being amortized by the Portfolio on a straight-line basis over a five-year period. Such costs for Mutual Fund Portfolio, Growth Stock Portfolio, Bond Portfolio and Money Market Portfolio have been fully amortized.

Securities Transactions

The Portfolios record security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income is recognized on the ex-dividend date, and interest income (including amortization of premium and accretion of discount) is recognized as earned.

3.       AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides each Portfolio with investment management, research, statistical and advisory services. Under separate Investment Subadvisory Agreements with RMA, Sector Capital Management, Inc. and Miller/Howard Investments, Inc. serve as subadvisor of the Growth Stock Portfolio and the Utilities Stock Portfolio, respectively. Sub-subadvisers, selected by Sector Capital Management, Inc., subject to the review and approval of the Trustees of the Growth Stock Portfolio, are responsible for the selection of individual portfolio securities for the assets of the Portfolio assigned to them by Sector Capital Management, Inc.

For such services the Portfolios pay monthly a fee at the following annual rates: Mutual Fund Portfolio, Growth Stock Portfolio, and Utilities Stock Portfolio, 1.00% of average daily net assets up to $50 million, 0.75% of average daily net assets exceeding $50 million up to $100 million and 0.60% of average daily net assets exceeding $100 million; Bond Portfolio, 0.40% of average daily net assets up to $100 million and 0.20% of average daily net assets exceeding $100 million; Money Market Portfolio, 0.40% of average daily net assets up to $100 million and 0.25% of average daily net assets exceeding $100 million. During the year ended December 31, 1997, RMA voluntarily waived a portion of its investment advisory fees in the Bond and Money Market Portfolios.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as accounting services agent for each Portfolio. In compensation for such services, each Portfolio pays MFSCo an annual fee equal to the greater of: (a.) 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets, or (b.) $7,500 for each Portfolio, except $30,000 for the Money Market Portfolio.

Certain officers and trustees of the Portfolios are also officers or directors of MII, RMA and MFSCo.

4.       SECURITIES TRANSACTIONS

For the year ended December 31, 1997, the cost of purchases and proceeds from sales or maturities of long-term investments for the Portfolios were as follows:

PORTFOLIO                               PURCHASES         SALES

Mutual Fund Portfolio                   $480,151,975     $442,533,548
Growth Stock Portfolio                    44,982,486       35,676,667
Utilities Stock Portfolio                  4,565,204        3,490,778
Bond Portfolio                            41,876,549       35,680,823

As of December 31, 1997, the aggregate cost basis of investments and unrealized appreciation (depreciation) for Federal income tax purposes was as follows:

PORTFOLIO              COST BASIS     UNREALIZED    UNREALIZED    NET UNREALIZED
                      OF INVESTMENTS  APPRECIATION  DEPRECIATION  APPRECIATION
                                                                  (DEPRECIATION)

Mutual Fund Portfolio    $137,376,306  $10,599,957  ($11,612,200)   ($1,012,243)
Growth Stock Portfolio     28,054,467    6,346,447      (571,824)     5,774,623
Utilities Stock Portfolio   8,400,774    2,443,238      (176,253)     2,266,985
Bond Portfolio             16,063,116      535,396           (38)       535,358
Money Market Portfolio    582,497,625          ---           ---            ---

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of the Mutual Fund Portfolio, Growth Stock Portfolio,
Utilities Stock Portfolio, Bond Portfolio and
Money Market Portfolio:

We have audited the accompanying statements of assets and liabilities of the Mutual Fund Portfolio, Growth Stock Portfolio, Utilities Stock Portfolio, Bond Portfolio and Money Market Portfolio (Portfolios), including the portfolios of investments, as of December 31, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1997, by confirmation with the custodian and brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mutual Fund Portfolio, Growth Stock Portfolio, Utilities Stock Portfolio, Bond Portfolio and Money Market Portfolio at December 31, 1997, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                              KPMG Peat Marwick LLP

Columbus, Ohio
February 12, 1998

                         MANAGER AND INVESTMENT ADVISER
                             R. Meeder & Associates
                              6000 Memorial Drive
                                 P.O. Box 7177
                               Dublin, Ohio 43017

                    SUBADVISER/THE UTILITIES STOCK PORTFOLIO
                        Miller/Howard Investments, Inc.
                    141 Upper Byrdcliffe Road, P.O. Box 549
                           Woodstock, New York 12498

                     SUBADVISER/THE GROWTH STOCK PORTFOLIO
                        Sector Capital Management L.L.C.
                         5350 Poplar Avenue, Suite 490
                            Memphis, Tennesse 38119

                               BOARD OF TRUSTEES
                             Milton S. Bartholomew
                             Dr. Roger D. Blackwell
                             Charles A. Donabedian
                                 John M. Emery
                                Richard A. Farr
                               William L. Gurner
                             Robert S. Meeder, Sr.
                             Robert S. Meeder, Jr.
                                Russel G. Means
                                Lowell G. Miller
                                 Walter L. Ogle
                               Philip A. Voelker

                                   CUSTODIAN
                           Star Bank, N.A. Cincinnati
                             Cincinnati, Ohio 45201

                    TRANSFER AGENT DIVIDEND DISBURSING AGENT
                            Mutual Funds Service Co.
                              6000 Memorial Drive
                               Dublin, Ohio 43017

                                    AUDITORS
                             KPMG Peat Marwick LLP
                              Columbus, Ohio 43215

THE FLEX-FUNDS
P.O. Box 7177
Dublin, Ohio 43017